Cover Page Cover Page	Sep. 29, 2025
Entity Central Index Key	0000016918
Amendment Flag	false
Current Fiscal Year End Date	--02-28
Document Type	8-K
Document Period End Date	Sep. 29, 2025
Entity Registrant Name	CONSTELLATION BRANDS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08495
Entity Tax Identification Number	16-0716709
Entity Address, Address Line One	50 East Broad Street
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14614
City Area Code	(585)
Local Phone Number	678-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	STZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false